OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response....5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.
Madison Mosaic Tax-Free National Fund

Portfolio of Investments – December 31, 2012 (unaudited)

LONG TERM MUNICIPAL BONDS - 97.7%	Par Value	Value (Note 1)
Alabama - 8.0%
Alabama Incentives Financing Authority, 5%, 9/1/29	300,000	$ 339,243
Mobile County Board of School Commissioners, 3.625%, 3/1/36	520,000	512,356
Troy University, (ASSURED GTY) 4.125%, 11/1/23	420,000	466,746
Tuscaloosa Public Educational Building Authority, (ASSURED GTY) 6.375%, 7/1/28	295,000	350,153
University of South Alabama, (AMBAC) 5%, 12/1/24	700,000	800,107
		2,468,605
Arizona - 2.3%
Glendale Western Loop 101 Public Facilities Corp, (Prerefunded 1/01/14 @ 100) 6%, 7/1/24	525,000	554,663
Northern Arizona University, Certificate Participation (AMBAC) 5%, 9/1/23	150,000	158,195
		712,857
Arkansas - 1.8%
City of Fort Smith AR Water & Sewer Revenue, (AGM) 5%, 10/1/21	175,000	205,205
Lake Hamilton School District No. 5 of Garland County, General Obligation Ltd 3%, 4/1/21	320,000	333,830
		539,035
Colorado - 1.6%
El Paso County Facilities Corp., Certificate Participation 5%, 12/1/27	400,000	489,096

Florida - 11.2%
City of Port St Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	701,598
Emerald Coast Utilities Authority, (NATL-RE FGIC) 5%, 1/1/25	300,000	307,716
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	503,662
Lee County Industrial Development Authority/FL, 5%, 11/1/28	500,000	565,540
Peace River/Manasota Regional Water Supply Authority, (AGM) 5%, 10/1/23	750,000	821,723
State of Florida, General Obligation (ST GTD) 4.75%, 6/1/35	500,000	537,545
		3,437,784
Georgia - 3.5%
City of Atlanta GA Water & Wastewater Revenue, (AGM) 5.75%, 11/1/30	300,000	418,854
Emanuel County Hospital Authority, (Prerefunded 7/01/13 @ 102) (AMBAC CNTY GTD) 4.3%, 7/1/17	250,000	259,978
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	107,960
Gwinnett County Development Authority, Certificate Participation (NATL-RE) 5.25%, 1/1/21	100,000	123,977
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	149,412
		1,060,180
Illinois - 4.5%
County of Winnebago IL, General Obligation (NATL-RE) 5%, 12/30/24	1,000,000	1,093,940
Regional Transportation Authority, (AMBAC GO OF AUTH) 7.2%, 11/1/20	240,000	280,541
		1,374,481
Indiana - 7.3%
Indiana Finance Authority, 5%, 3/1/18	500,000	486,735
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY) 5.5%, 1/1/38	475,000	534,689
Western Boone Multi-School Building Corp, General Obligation (AGM ) 5%, 1/10/20	1,015,000	1,220,781
		2,242,205
Iowa - 2.6%
City of Bettendorf IA, General Obligation 5%, 6/1/28	475,000	559,061
City of Bettendorf IA, General Obligation 5%, 6/1/30	210,000	243,146
		802,207
Maryland - 4.7%
Maryland Health & Higher Educational Facilities Authority, (AGM) 5.25%, 8/15/38	535,000	660,276
Maryland State Transportation Authority, (Escrowed To Maturity) 6.8%, 7/1/16	50,000	56,076
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	714,570
		1,430,921
Massachusetts - 2.3%
Massachusetts School Building Authority, (Prerefunded 8/15/15 @ 100) (AGM) 5%, 8/15/23	635,000	710,698

Michigan - 2.8%
Detroit City School District, General Obligation (FGIC Q-SBLF) 6%, 5/1/20	300,000	365,163
Redford Unified School District No. 1, General Obligation (AMBAC Q-SBLF) 5%, 5/1/22	410,000	483,931
		849,094
Minnesota - 1.5%
Litchfield Independent School District No. 465, General Obligation (SD CRED PROG) 3%, 2/1/20	420,000	456,540

Mississippi - 2.6%
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 7.75%, 2/1/14	500,000	539,720
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 8.5%, 2/1/13	260,000	260,326
		800,046
Missouri - 3.2%
City of O'Fallon MO, Certificate Participation (NATL-RE) 5.25%, 11/1/16	100,000	114,369
County of St Louis MO, (Escrowed To Maturity) 5.65%, 2/1/20	500,000	634,175
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	235,348
		983,892
New Jersey - 3.4%
New Jersey State Turnpike Authority, (BHAC-CR FSA) 5.25%, 1/1/28	250,000	334,030
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE-IBC) 6.5%, 1/1/16	655,000	720,068
		1,054,098
New York - 3.9%
City of North Tonawanda NY, General Obligation 4%, 4/1/21	240,000	266,052
New York State Dormitory Authority, (BHAC-CR AMBAC) 5.5%, 7/1/31	250,000	346,470
Port Authority of New York & New Jersey, (GO OF AUTH) 5.375%, 3/1/28	455,000	579,898
		1,192,420
North Carolina - 2.5%
North Carolina Medical Care Commission, (HUD SECT 8) 5.5%, 10/1/24	500,000	529,645
State of North Carolina, 4.5%, 5/1/27	200,000	232,662
		762,307
Ohio - 1.9%
County of Allen OH, 4.75%, 9/1/27	530,000	581,611

Pennsylvania - 2.2%
Lehigh County General Purpose Authority, (NATL-RE GO OF HOSP) 7%, 7/1/16	625,000	668,763

South Carolina - 1.7%
York County School District No. 1, General Obligation (SCSDE) 5%, 3/1/27	440,000	514,171

Texas - 17.3%
Beaumont Independent School District, General Obligation (PSF-GTD) 4.75%, 2/15/38	300,000	334,122
City of San Antonio TX Water System Revenue, 5.125%, 5/15/29	500,000	590,895
City of Sugar Land TX, General Obligation Ltd 5%, 2/15/28	350,000	405,034
County of Bexar TX, General Obligation Ltd 4%, 6/15/32	450,000	481,689
County of Harris TX, General Obligation Ltd (Prerefunded 10/01/18 @ 100) 5.75%, 10/1/24	250,000	316,258
Frisco Independent School District, General Obligation (PSF-GTD) 3%, 8/15/35	505,000	482,538
Liberty Hill Independent School District, General Obligation (PSF-GTD) 5%, 8/1/26	410,000	488,765
Lower Colorado River Authority, (Escrowed To Maturity) (AMBAC) 6%, 1/1/17	305,000	364,926
Mueller Local Government Corp, 5%, 9/1/25	1,280,000	1,458,010
State of Texas, General Obligation 5%, 8/1/27	330,000	395,878
		5,318,114
Virginia - 4.2%
City of Hopewell VA, General Obligation 5.875%, 7/15/34	500,000	576,980
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	296,262
Henry County Public Service Authority, (AGM) 5.25%, 11/15/15	150,000	165,930
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	256,212
		1,295,384
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	213,612

TOTAL INVESTMENTS - 97.7% (Cost $27,698,637)		29,958,121
NET OTHER ASSETS AND LIABILITIES - 2.3%		715,481
TOTAL ASSETS - 100%		$ 30,673,602

AGM: Assured Guaranty Municipal Corp.
AMBAC: AMBAC Indemnity Corp.
ASSURED GTY: Assured Guaranty
BHAC-CR: Berkshire Hathaway Assuranty Corp.
FGIC: Financial Guaranty Insurance Co.
FSA: Financial Security Assurance
GO OF AUTH: General Obligation of the Authority
GO OF HOSP: General Obligation of the Hospital District	-
HUD SECT 8: HUD Insured Multifamily Housing
IBC: Insured Bond Certificate
NATL-RE: National Public Finance Guarantee Corp.
PSF GTD: Permanent School Fund Guaranteed
Q-SBLF: Qualified School Board Loan Fund
SCSDE: South Carolina School District-Enhanced (State of SC's Intercept program)
SD CRED PROG: Minnesota School District credit enhancement program.
ST GTD: State Guaranteed

See Notes to Portfolio of Investments

Madison Mosaic Virginia Tax-Free Fund

Portfolio of Investments – December 31, 2012 (unaudited)

LONG TERM MUNICIPAL BONDS - 97.0%	Par Value	Value (Note 1)
Airport - 0.5%
Capital Region Airport Commission, (AGM) 5%, 7/1/20	125,000	$ 134,831

Development - 5.4%
Loudoun County Industrial Development Authority, 5%, 6/1/31	500,000	575,420
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	797,877
		1,373,297
Education - 11.9%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	228,998
Lexington Industrial Development Authority, 4.25%, 12/1/20	150,000	176,733
Prince William County Industrial Development Authority, (Prerefunded 10/01/13 @ 101) 5%, 10/1/18	150,000	156,784
University of Virginia, 5%, 6/1/40	255,000	293,885
Virginia College Building Authority, 5%, 9/1/26	140,000	165,151
Virginia College Building Authority, (ST APPROP) 5%, 2/1/29	375,000	434,629
Virginia College Building Authority, (ST APPROP) 5%, 2/1/23	500,000	630,525
Virginia Public School Authority, 3%, 8/1/33	450,000	436,504
Virginia Public School Authority, 5%, 8/1/27	350,000	410,368
Virginia Public School Authority, 5%, 12/1/18	100,000	120,912
		3,054,489
Facilities - 12.4%
Gloucester County Industrial Development Authority, (NATL-RE) 4.375%, 11/1/25	500,000	522,755
Henrico County Economic Development Authority, 5%, 10/1/18	170,000	204,583
Newport News Economic Development Authority, (Prerefunded 7/01/16 @ 100) 5%, 7/1/25	745,000	856,981
Northwestern Regional Jail Authority, (NATL-RE) 5%, 7/1/19	50,000	55,079
Prince William County Park Authority, 4%, 4/15/24	320,000	349,091
Roanoke County Economic Development Authority, (ASSURED GTY) 5%, 10/15/16	200,000	227,766
Stafford County & Staunton Industrial Development Authority, (NATL-RE) 4.5%, 8/1/25	700,000	727,580
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	238,784
		3,182,619
General - 6.9%
Fairfax County Economic Development Authority, (NATL-RE) 5.25%, 9/1/19	500,000	501,365
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	371,249
James City County Economic Development Authority, 4%, 6/15/24	360,000	402,923
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) 5.5%, 8/1/27	100,000	138,233
Virgin Islands Public Finance Authority, (NATL-RE FGIC) 5%, 10/1/23	100,000	106,295
Virginia Resources Authority, (MORAL OBLG) 5%, 11/1/23	200,000	248,132
		1,768,197
General Obligation - 13.8%
County of Arlington VA, General Obligation (Prerefunded 1/15/17 @ 100) 5%, 1/15/25	175,000	204,703
County of Henrico VA, General Obligation (Prerefunded 12/01/18 @ 100) 5%, 12/1/24	200,000	246,560
County of Henrico VA, General Obligation 5%, 7/15/25	150,000	181,430
City of Hopewell VA, General Obligation 5.875%, 7/15/34	500,000	576,980
Town of Leesburg VA, General Obligation 5%, 1/15/41	135,000	154,971
County of Loudoun VA, General Obligation (Prerefunded 12/01/17 @ 100) 5%, 12/1/18	165,000	197,322
County of Prince George VA, General Obligation (ASSURED GTY ) 5%, 2/1/20	200,000	236,012
City of Richmond VA, General Obligation (Prerefunded 7/15/14 @ 100) (AGM) 5%, 7/15/23	750,000	803,430
City of Richmond VA, General Obligation 5%, 7/15/22	100,000	121,812
City of Roanoke VA, General Obligation 5%, 2/1/25	230,000	274,636
Commonwealth of Virginia, General Obligation 5%, 6/1/26	300,000	351,114
Commonwealth of Virginia, General Obligation 5%, 6/1/27	150,000	179,328
		3,528,298
Medical - 13.9%
Augusta County Industrial Development Authority, 5.25%, 9/1/20	750,000	876,405
Charlotte County Industrial Development Authority/VA, 5%, 9/1/16	335,000	366,058
Fairfax County Industrial Development Authority, 4%, 5/15/42	600,000	608,886
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	290,890
Harrisonburg Industrial Development Authority, (AMBAC) 4%, 8/15/16	200,000	221,618
Harrisonburg Industrial Development Authority, (AMBAC) 5%, 8/15/46	180,000	188,275
Henrico County Economic Development Authority, (NATL-RE) 6%, 8/15/16	215,000	225,765
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE) 6.125%, 7/1/17	500,000	567,860
Smyth County Industrial Development Authority, 5%, 7/1/15	200,000	219,430
		3,565,187
Multifamily Housing - 8.4%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	801,422
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	335,391
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	750,758
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	256,212
		2,143,783
Power - 3.9%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	655,745
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC) 5.25%, 7/1/24	290,000	344,636
		1,000,381
Transportation - 5.7%
Puerto Rico Highway & Transportation Authority, (NATL-RE) 5.25%, 7/1/32	445,000	440,715
Puerto Rico Highway & Transportation Authority, (ASSURED GTY) 5.25%, 7/1/34	100,000	103,672
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE FGIC) 5.25%, 7/15/22	60,000	74,579
Richmond Metropolitan Authority, (NATL-RE FGIC) 5.25%, 7/15/22	140,000	166,988
Virginia Commonwealth Transportation Board, 5%, 3/15/25	535,000	665,684
		1,451,638
Utilities - 4.0%
City of Richmond VA, (AGM) 4.5%, 1/15/33	940,000	1,028,651

Water - 10.2%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	234,704
Hampton Roads Sanitation District, 5%, 4/1/33	250,000	284,467
Henry County Public Service Authority, (AGM) 5.25%, 11/15/15	150,000	165,930
Upper Occoquan Sewage Authority, (NATL-RE) 5.15%, 7/1/20	1,000,000	1,212,390
Virginia Resources Authority, 5%, 10/1/27	300,000	362,376
Virginia Resources Authority, 4.5%, 10/1/28	160,000	185,325
Virginia Resources Authority, 5%, 11/1/31	160,000	180,802
		2,625,994

TOTAL INVESTMENTS - 97.0% (Cost $23,198,524)		24,857,365
NET OTHER ASSETS AND LIABILITIES - 3.0%		767,242
TOTAL ASSETS - 100%		$ 25,624,607

AGM: Assured Guaranty Municipal Corp.
AMBAC: AMBAC Indemnity Corp.
ASSURED GTY: Assured Guaranty
BHAC-CR: Berkshire Hathaway Assuranty Corp.
FGIC: Financial Guaranty Insurance Co.
MBIA-RE: MBIA Insurance Corp.
MORAL OBLG: Moral Obligation bond
NATL-RE: National Public Finance Guarantee Corp.
ST APPROP: State Appropriations

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

1. Portfolio Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended December 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of December 31, 2012, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of December 31, 2012 in valuing the funds’ investments carried at fair value:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
Fund	Level 1	Level 2	Level 3	Value at 12/31/12

National Fund
Long Term Municipal Bonds	$ -	$ 29,958,121	$ -	$ 29,958,121
Total	$ -	$ 29,958,121	$ -	$ 29,958,121

Virginia Fund
Long Term Municipal Bonds	$ -	$ 24,857,365	$ -	$ 24,857,365
Total	$ -	$ 24,857,365	$ -	$ 24,857,365

There were no transfers between classification levels during the period ended December 31, 2012.

The Funds adopted guidance on enhanced disclosures about a Fund's derivative and hedging activities.  Management has determined that there is no impact on the financial statements of the Funds as they did not hold derivative financial instruments during the period.

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011.  The Funds have adopted disclosures required by this update.

In December 2011, the IASB and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets And Liabilities.”  These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also intend to improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Discussion of Risks:  Please see the most current version of the Funds’ prospectus for a discussion of risks associated with investing in the Funds.  While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times they've produced surprises for even the savviest investors.  Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets.  When the rare calamity strikes, the word "security" itself seems a misnomer.  Although the investment adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks of which we are not aware.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance.  Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities.  Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce the material loss of the value of some or all of the securities we manage for you in the Funds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer and Assistant Secretary
Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date: February 22, 2013

By:  (signature)

Greg Hoppe, Principal Financial Officer
Date: February 22, 2013